Related Party Transactions	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
19 -	RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties

Name	Relationship with the Company
Gangjiang Li	Chairman of the Board, Chief Executive Officer
Beijing Huatu Hongyang Education & Culture Co., Ltd. (“Beijing Huatu”)	As a shareholder of the Company, Beijing Huatu was a related party before December 31, 2022 and no longer a related party afterwards as its ownership interest in the Company has decreased below 5% and the Company does not believe it is able to exert significant influence on the Company’s operation
Shanghai Saimeite Software Technology Co., Ltd. (“Shanghai Saimeite”)	Controlled by Gangjiang Li
Suzhou Semitech Technology Co., Ltd. (“Suzhou Saimeite”)	Controlled by Gangjiang Li
Jinan Zhongshi Huiyun Technology Co., Ltd. (formerly known as “Jinan Huiyun Quantum Technology Co., Ltd.”) (“Jinan Zhongshi Huiyun”)	Controlled by Gangjiang Li
Nanjing Guosheng Huaxing Technology Co., Ltd. (“Nanjing Guosheng Huaxing”)	Controlled by Gangjiang Li
Beijing Deran	Over which BaiJiaYun VIE owns 33.38% equity interest as of June 30, 2021 and 51% equity interest since March 24, 2022, resulting Beijing Deran ceased to be a related party of the Company afterwards
Shenzhen Zhixie Yunbi Technology Co., Ltd. (“Shenzhen Zhixie Yunbi”)	Controlled by Gangjiang Li
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”)	Over which BaiJiaYun VIE owns 15% equity interest before June 2023, and 100% equity interest afterwards, resulting Wuhan Qiyunshilian ceased to be a related party of the Company afterwards
Shanghai Jiani Jiarui	Controlled by Gangjiang Li
Nanjing Baishi Cloud	Controlled by Gangjiang Li
Nanjing Jiashilian Venture Capital Center (Limited Partnership) (“Nanjing Jiashilian VC”)	Controlled by Gangjiang Li
Beijing Jiani Jiarui Consulting Management Center (Limited Partnership) (“Beijing Jiani Jiarui”)	Controlled by Gangjiang Li
Beijing Xinda Kechuang Technology Co., Ltd. (“Beijing Xinda Kechuang”)	Controlled by Gangjiang Li

2)	Transactions with related parties

During the years ended June 30, 2023, 2022 and 2021, the transactions with related parties were as follows:

Sales to related parties

	For the Years Ended June 30,
	2023	2022	2021
Beijing Huatu	$512,699	$1,485,054	$1,163,752
Shanghai Saimeite	—	79,694	—
Jinan Zhongshi Huiyun	2,378,357	—	—
Nanjing Guosheng Huaxing	2,072,100	—	—
Suzhou Saimeite	12,610	—	—
	$4,975,766	$1,564,748	$1,163,752

Purchase from related parties

	For the Years Ended June 30,
	2023	2022	2021
Nanjing Guosheng Huaxing	$35,131	$—	$—
Jinan Zhongshi Huiyun	413,686	3,345	—
Shenzhen Zhixie Yunbi	445	—	—
Beijing Deran	—	—	2,005
	$449,262	$3,345	$2,005

Sale and exchange of investment with related parties

In June 2023, the Company entered into an agreement to sell 15% of the equity interest in Hongxin Wanda to Gangjiang Li for an aggregate consideration of RMB88.0 million (approximately $12.1 million) in cash. Meanwhile, the Company entered into an agreement to transfer another 15% of the equity interest in Hongxin Wanda to Shanghai Jiani Jiarui in exchange for 175,900,000 fund shares in Saimeite Deqing held by Shanghai Jiani Jiarui. See Note 11.

Guarantees with related parties

On December 5, 2022, Nanjing BaiJiaYun entered into a loan guarantee agreement with the Industrial and Commercial Bank of China, pursuant to which, Nanjing BaiJiaYun provided guarantee for a loan in the principal amount of RMB46.0 million (approximately $6.3 million) from the Industrial and Commercial Bank of China to Nanjing Baishi Cloud. The term of the loan is from December 5, 2022 to September 29, 2032. Through providing the guarantee, the Company has a variable interest in Nanjing Baishi Cloud but is not its primary beneficiary, because the Company does not have the power to direct the activities of Nanjing Baishi Cloud that most significantly impact its economic performance. The Company did not provide other financial support to Nanjing Baishi Cloud. A comparison of the carrying amounts of the guarantee recognized in the consolidated balance sheet and the maximum exposure to loss as a result of providing the guarantee is presented as follows.

	Carrying Amount	Maximum exposure to loss
Guarantee provided by the Company to Nanjing Baishi Cloud	$—	$6,343,690

In June 2023, Mr. Gangjiang Li provided guarantee with maximum guaranteed amount of RMB30.0 million (approximately $4.1) on a credit line agreement entered into between BaiJia Cloud Technology and China Merchants Bank. The term of the guarantee is from June 29, 2023 to June 28, 2024.

As of June 30, 2023 and 2022, the balances with related parties were as follows:

	June 30,	June 30,
	2023	2022
Accounts receivable - related parties
Shanghai Saimeite	$—	$95,549
Beijing Huatu	—	—
Jinan Zhongshi Huiyun	629,652	—
	$629,652	$95,549

Prepayments - related parties
Jinan Zhongshi Huiyun	$—	$313,678
	$—	$313,678

Accounts payable - related parties
Jinan Zhongshi Huiyun	$70,562	$—
Shenzhen Zhixie Yunbi	427	—
	$70,989	$—
Advance from customers - related parties
Beijing Huatu	$—	$254,113
Saimeite	—	14,792
	$—	$268,905

Due from related parties (5)
Wuhan Qiyunshilian (1)	$—	$89,578
	$—	$89,578

Due to related parties (5)
Gangjiang Li (2)	$—	$10,000,000
Beijing Credit Chain (3)	—	1,492,961
Duo Duo International Limited (4)	—	1,500,000
Jinan Zhongshi Huiyun	33,098	—
Nanjing Guosheng Huaxing	24,823	—
	$57,921	$12,992,961
Deferred revenue – related parties
Beijing Huatu	$—	$63,911
	$—	$63,911

(1)	In February 2021, BaiJiaYun VIE made an interest-free loan of $453,028 to Wuhan Qiyunshilian to support its working capital as the related party just commenced its operations. The loan was originally payable in February 2022 and was extended to February 2023 subsequently. The loan was fully collected as of July 22, 2022. In addition, in March 2022, BJY entered into a line of credit agreement with Wuhan Qiyunshilian under which Wuhan Qiyunshilian may borrow an aggregate of approximately $0.3 million (or RMB2 million) for working capital needs. Borrowings under the line of credit are non-secured and interest-free. No amount is currently outstanding under the line of credit as of June 30, 2023.
(2)	In July 2021, BJY borrowed $2.1 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on December 31, 2021. The borrowing is repaid in full in December 2021. In January 2022, BJY borrowed $10 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on January 28, 2022. The borrowing is repaid in full in January 2022. In April 2022, BJY borrowed $10 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on December 31, 2022. The borrowing is repaid in full in July 2022. In October 2022, BJY borrowed $5 million from Gangjiang Li. The borrowing is non-secured, interest free and due on December 31, 2022 and was repaid in full in December 2022. In January 2023, the Company borrowed $1 million from Gangjiang Li. The borrowing is non-secured, interest free and due on January 31, 2024 and was repaid by the Company in full in February 2023.
(3)	In April 2022, BJY borrowed approximately $1.5 million (or RMB10 million) from Beijing Credit Chain. The borrowing is non-secured, interest-free and due on July 31, 2022. The borrowing is repaid in full in July 2022.
(4)	In February 2022, BJY borrowed $4 million from Duo Duo international Limited and its shareholder, Xin Zhang. The borrowing is non-secured, interest-free and due on February 28, 2023. The borrowing is repaid in full in February 2022. In 61 April 2022, BJY borrowed $1.5 million from Duo Duo International Limited. The borrowing is non-secured, interest-free and due on July 31, 2022. The borrowing is repaid in full in October 2022.

(5)	Represented the outstanding loans to or loan from these related parties as of June 30, 2023 and 2022. These borrowings are non-secured and interest-free. The Company also conducted the following borrowings and lending transactions with related parties:

In November 2021 and December 2021, the Company entered into two loan agreements with Jinan Zhongshi Huiyun to borrow approximately $0.9 million (or RMB6 million), and approximately $0.4 million (or RMB2.6 million), respectively. These two loans were non-secured, interest-free and due on November 30, 2021 and December 31, 2021, respectively. The Company fully paid the loan in November 2021 and December 2021, respectively.

In December 2021 and April 2022, the Company entered into two loan agreements with Nanjing Jiashilian VC to borrow approximately $1.2 million (or RMB8 million) and approximately $9.1 million (or RMB60 million), respectively. These two loans were non-secured, interest-free and due on December 31, 2021 and April 30, 2022, respectively. The Company fully paid the loan in December 2021 and April 2022, respectively.

In October 2021, the Company entered into a loan agreement with Beijing Jiani Jiarui to lend approximately $6.0 million (or RMB40 million), which was non-secured, interest-free and due on November 30, 2021. The Company received full repayment in November 2021.

In April 2022, the Company entered into a loan agreement with Beijing Xinda Kechuang to lend approximately $6.0 million (or RMB40 million) with fixed interest rate of 4% per annum, which was non-secured and due on June 29, 2022. The Company received full repayment in April 2022.